Asset retirement obligations - Summary of Present Value of Estimated Future Net Cash Outflows (Detail)	Dec. 31, 2018	Dec. 31, 2017
Turkey [member]
Disclosure of asset retirement obligations [line items]
Discount rate	2.70%
Turkey [member] | Bottom of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.20%	2.00%
Discount rate		2.30%
Turkey [member] | Top of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.30%	2.20%
Discount rate		2.50%
Canada [member]
Disclosure of asset retirement obligations [line items]
Discount rate	2.70%
Canada [member] | Bottom of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.20%	2.00%
Discount rate		2.30%
Canada [member] | Top of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.30%	2.20%
Discount rate		2.50%
Greece [member] | Bottom of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.20%	2.00%
Discount rate	2.50%	1.50%
Greece [member] | Top of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.30%	2.20%
Discount rate	2.90%	3.00%
Romania [member]
Disclosure of asset retirement obligations [line items]
Discount rate	2.90%	2.70%
Romania [member] | Bottom of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.20%	2.00%
Romania [member] | Top of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.30%	2.20%
Brazil [member]
Disclosure of asset retirement obligations [line items]
Discount rate	2.60%	1.80%
Brazil [member] | Bottom of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.20%	2.00%
Brazil [member] | Top of range [member]
Disclosure of asset retirement obligations [line items]
Inflation rate	2.30%	2.20%